Income Taxes - Summary of Reconciliation of Federal Statutory Income Tax Rate (Detail)	8 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%
State tax	7.00%
Tax credits	1.90%
Change in valuation allowance	(29.90%)
Total tax benefit	0.00%